Share Capital and Equity Reserve - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Number of options, Outstanding, end of year | shares	404,005
Weighted average exercise price, Outstanding, end of year | $ / shares	$ 8.82
Option Plan
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Number of options, Outstanding, beginning of year | shares	682,277	791,171
Number of options, Exercised | shares	(278,085)	(106,844)
Number of options, Forfeited | shares	(187)	(1,800)
Number of options, Expired | shares	0	(250)
Number of options, Outstanding, end of year | shares	404,005	682,277
Weighted average exercise price, Outstanding, beginning of year | $ / shares	$ 7.84	$ 7.87
Weighted average exercise price, Exercised | $ / shares	6.42	8.05
Weighted average exercise price, Forfeited | $ / shares	7.11	7.46
Weighted average exercise price, Expired | $ / shares	0	9.16
Weighted average exercise price, Outstanding, end of year | $ / shares	$ 8.82	$ 7.84